Cash and Cash Equivalents and Temporary Investments (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents and Temporary Investments
Schedule of cash and cash equivalents

	2018		2017
Cash and bank accounts	Ps.	1,961,106	Ps.	1,761,260
Short-term investments (1)		30,107,185		36,973,689
Total cash and cash equivalents	Ps.	32,068,291	Ps.	38,734,949
(1)	Highly-liquid investments with an original maturity of three months or less at the date of acquisition.

Schedule of temporary investments

	2018		2017
Short-term investments (2)	Ps.	27,988	Ps.	47,649
Other financial assets (3)		—		5,942,500
Current maturities of non-current financial assets		3,004		23,529
Total temporary investments	Ps.	30,992	Ps.	6,013,678
(1)	Short-term investments with a maturity of over three months and up to one year at the date of acquisition.
(2)

Other financial assets included equity instruments (publicly traded instruments) and the fair value was based on quoted market prices. In connection with these equity instruments, the Group recognized in consolidated finance income a fair value gain of Ps.787,298 and Ps.395,462 for the years ended December 31, 2017 and 2016, respectively (see Notes 22 and 27).